EARNINGS/ (LOSS) PER ADS (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS/ (LOSS) PER ADS
Schedule of Basic earnings/(loss) per ADS and diluted earnings/(loss) per ADS

	For the years ended December 31,
	2018	2019	2020
Numerator:
Net income/(loss)	$5,096,480	$(11,680,155)	$2,155,987
Less: Net income/(loss) attributed to noncontrolling interests	3,336,769	(2,848,932)	(622,668)
Total net income/(loss) attributed to ReneSola Ltd	$1,759,711	$(8,831,223)	$2,778,655

Numerator for diluted income/(loss) per ADS	1,759,711	(8,831,223)	2,778,655

Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	38,075,293	40,595,551	49,166,354
Dilutive effects of share options, RSUs and warrants	—	—	622,068
Denominator for diluted calculation - weighted average number of ADS outstanding*	38,075,293	40,595,551	49,788,422

Basic earnings/(loss) per ADS	0.05	(0.22)	0.06
Diluted earnings/(loss) per ADS	0.05	(0.22)	0.06

*Each ADS represents 10 common shares

Schedule of the computation of diluted net earnings/(loss) per ADS for the periods presented because including them would have been anti-dilutive

	For the years ended December 31,
	2018	2019	2020
Share options	5,460,000	8,575,000	7,304,020